OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OTHER RECEIVABLES
Schedule of other receivable
	June 30, 2021	December 31, 2020
Prepaid trademark and system set up fee	$-	$3,318
Staff reserve fund	12,898	2,453
	$12,898	$5,771